Income Taxes (Schedule Of Deferred Income Taxes) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Reserves and allowances	€ 10,415	€ 7,020
Net operating losses	86,720	153,407
Depreciation	363	2,331
Other	6,391	1,216
Gross deferred tax assets	103,889	163,974
Less: valuation allowance	(76,467)	(149,600)
Net deferred tax assets	27,422	14,374
Deferred tax liabilities	(4,381)	(321)
Net deferred income taxes	€ 23,041	€ 14,053